Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Apr. 30, 2026	Oct. 31, 2025
Class A Ordinary Shares [Member]
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	[1]	12,000,000,000	12,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares issued (in Shares)	[1]	4,543,884	296,488
Ordinary shares, shares outstanding (in Shares)	[1]	4,543,884	296,488
Class B Ordinary Shares [Member]
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000,000	3,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares issued (in Shares)	[1]	381,000	381,000
Ordinary shares, shares outstanding (in Shares)	[1]	381,000	381,000

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)